Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Summary of operating lease additional information	The operating lease expense was recorded in cost and expenses on the consolidated statements of operations.

	For the years ended December 31
	2022	2023
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	161,743	81,958
Non-cash right-of-use assets obtained in exchange for new lease obligations:
Operating leases	22,238	85,924
Weighted average remaining lease term
Operating leases	1.63	2.16
Weighted average discount rate
Operating leases	3.57%	5.37%

Summary of future minimum payments under operating leases
As of December 31, 2023, the Group has no significant lease contract that has been entered into but not yet commenced, and the future minimum payments under operating leases were as follows:

Amounts
RMB
2024	61,638
2025	44,847
2026 and thereafter	12,554
Less imputed interest	6,860

Total	112,179